Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Cash Flows from Operating Activities
Net earnings	$ 2,127	$ 2,714	$ 2,091
Adjustments to reconcile net earnings to net cash provided by operating activities -
Depreciation and amortization	1,166	1,086	1,030
Gain on sale of business	0	(434)	0
Deferred income taxes	265	132	63
Stock compensation expense	99	135	84
Other	43	53	60
Changes in operating assets and liabilities -
Accounts receivable, net	394	(243)	124
Inventories	1,083	(592)	(307)
Other current assets	(4)	(24)	50
Trade accounts payable	(439)	384	167
Accrued expenses and other liabilities	(184)	218	262
Income taxes	(228)	102	10
Other non-current assets and liabilities	109	112	110
Net cash provided by operating activities	4,431	3,643	3,744
Cash Flows from Investing Activities
Additions to property and equipment	(1,550)	(1,213)	(1,014)
Purchases of short-term investments - held to maturity	0	0	(3,000)
Proceeds from short-term investments - held to maturity	0	0	3,500
Return of (investment in) restricted cash	(191)	191	0
Proceeds from sale of assets	123	79	51
Business and intangible asset acquisitions, net of cash received	(491)	(630)	(779)
(Payments) proceeds from sale of business	(45)	442	0
Investment in Alliance Boots	(4,025)	0	0
Other	(63)	(12)	(32)
Net cash used for investing activities	(5,860)	(1,525)	(1,274)
Cash Flows from Financing Activities
Payments of long-term debt	0	(17)	(576)
Issuance of long-term debt	3,000	0	0
Stock purchases	(1,191)	(2,028)	(1,756)
Proceeds related to employee stock plans	165	235	233
Cash dividends paid	(787)	(647)	(541)
Other	(17)	15	(37)
Net cash provided by (used for) financing activities	1,170	(2,442)	(2,677)
Net decrease in cash and cash equivalents	(259)	(324)	(207)
Cash and cash equivalents, beginning of period	1,556	1,880	2,087
Cash and cash equivalents, end of period	$ 1,297	$ 1,556	$ 1,880